Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Net		$ (2)	$ 6
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross	$ (2)	(1)	7
Other comprehensive income, Tax			(1)
Other comprehensive income, Net	(2)	(1)	$ 6
Certificates of Deposit
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross	3	(1)
Other comprehensive income, Tax	(1)
Other comprehensive income, Net	2	(1)
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross	1	(1)
Other comprehensive income, Net	$ 1	$ (1)